Convertible Debenture and Warrant (Details Narrative) - USD ($)				2 Months Ended	3 Months Ended		12 Months Ended
	Nov. 01, 2023	Feb. 15, 2023	Feb. 15, 2023	Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Feb. 14, 2023	Feb. 13, 2023	Dec. 31, 2022	Dec. 22, 2022	Jul. 26, 2021
Debt Instrument [Line Items]
Debt instrument interest rate stated percentage									10.00%
Principal amount				$ 4,400,000	$ 4,400,000	$ 119,707			$ 4,400,000	$ 109,165
Term loan				3,719,339	3,719,339					$ 3,967,975	$ 1,267,199
initial debt discount								$ 383,333
Change in fair value of the convertible debenture				$ (255,229)	(255,229)
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.63	$ 45.00				$ 6.80
Debt discount					1,174,229
Amortization of Debt Discount (Premium)					$ 65,592
Warrant [Member]
Debt Instrument [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 880,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price		$ 8.75	$ 8.75
Original issue underlying excess rate			19.99%
Initial conversion price per share			$ 8.75
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 4.0704	$ 4.0704
Beneficial ownership blocker			9.99%
Subsequent Event [Member]
Debt Instrument [Line Items]
Debt instrument interest rate stated percentage								10.00%
Debt instrument interest rate effective percentage								8.00%
Principal amount								$ 4,400,000
Original issue underlying excess rate		9.99%
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.875	$ 0.875
Senior Convertible Debenture [Member]
Debt Instrument [Line Items]
Debt instrument interest rate stated percentage								8.00%
Debt instrument interest rate effective percentage								10.00%
Principal amount		$ 4,000,000	$ 4,000,000					$ 4,400,000
Convertible conversion price1								$ 7.00
Term loan								$ 7.00
Reset price								$ 4.1772
Senior Convertible Debenture [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt instrument accrued interest	$ 209,524
Debt conversion description	The Monthly Redemption Amount will be paid in cash; provided, that the Company may elect to pay all or a portion of a Monthly Redemption Amount in ordinary shares of the Company, based on a conversion price equal to the lesser of (i) the then Conversion Price of the Debenture and (ii) 80% of the average of the VWAPs (as defined in the Debenture) for the five consecutive trading days ending on the trading day that is immediately prior to the applicable Monthly Redemption Date.
Debt instrument description	The Debenture initially accrues interest at the rate of 8% per annum for the first 12 months from the February 15, 2023, at the rate of 10% per annum for the ensuing 12 months, and thereafter until Maturity, at the rate of 12%, Interest may be paid in cash or ordinary shares of the Company or a combination thereof at the option of the Company; provided that interest may only be paid in shares if the Equity Conditions (as defined in the Debenture) have been satisfied, including Shareholder Approval. The Debenture includes a beneficial ownership blocker of 9.99%.